iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2023

	Cost	Fair Value	% of Net Assets		Initial Acquisition Date
INVESTMENT INTERESTS - 92.77%

CO-INVESTMENTS (a) - 44.28%

SYNDICATED CO-INVESTMENTS - 15.78%
Durational Consumer SPV IV GP, L.P. (c) *	$ 2,249,567	$ 2,201,168	0.30%		2/8/2022
Independence Energy Co-Invest L.P. (b) *	3,376,259	4,552,450	0.62%		2/26/2018
KKR Atlantic Co-Invest L.P. *	10,000,000	10,003,140	1.36%		7/22/2022
KKR Banff Co-Invest L.P. *	10,000,000	20,989,556	2.85%		9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P. *	6,435,450	7,471,763	1.01%		10/3/2017
KKR Cape Co-Invest L.P. *	5,000,000	4,989,421	0.68%		11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	2,294,701	264,232	0.04%		7/14/2020
KKR Enterprise Co-Invest L.P. *	17,962,973	-	0.00%	**	9/6/2018
KKR Gamma Co-Invest L.P. *	2,465,347	2,326,514	0.32%		8/29/2022
KKR Inception Co-Invest, L.P. *	11,477,906	11,846,597	1.61%		1/3/2023
KKR Olympus Co-Invest, L.P. *	5,170,423	6,200,855	0.84%		10/18/2022
KKR Pegasus Co-Invest L.P. *	5,098,500	6,069,050	0.82%		7/7/2022
KKR Renovate Co-Invest L.P. *	5,000,000	4,885,240	0.66%		3/21/2022
KKR Sigma Co-Invest L.P. *	7,500,000	11,900,587	1.61%		6/11/2018
KKR Sprint Co-Invest L.P. *	3,153,447	2,230,539	0.30%		9/27/2022
LC Sports Pte. Ltd. (c) *	2,282,797	1,534,051	0.21%		11/2/2018
Nutraceutical Investco LP (c) *	1,605,638	958,789	0.13%		7/15/2019
Uno Co-Invest L.P. *	4,950,000	15,842,640	2.15%		6/7/2017
WestCap Hopper 2021 Co-Invest, LLC (c) *	1,553,047	2,006,353	0.27%		9/23/2021
TOTAL SYNDICATED CO-INVESTMENTS	$ 107,576,055	$ 116,272,945	15.78%

DIRECT ACCESS CO-INVESTMENTS (e) - 28.50%
KKR Prosvasi 2022 L.P. *	$ 49,199,236	$ 54,294,960	7.36%		10/26/2022
KKR Prosvasi 2022 AIV L.P. (b) *	6,168,500	6,174,370	0.84%		3/10/2023
Vista Prosvasi 2023, L.P. *	53,995,022	62,860,851	8.53%		7/20/2023
Warburg Pincus Prosvasi 2023 (Cayman), L.P. *	20,811,011	23,340,634	3.17%		8/9/2023
Warburg Pincus Prosvasi 2023 (E&P), L.P. (b) *	3,747,388	4,042,725	0.55%		8/9/2023
Warburg Pincus Prosvasi 2023, L.P. *	55,919,381	59,374,702	8.05%		8/9/2023
TOTAL DIRECT ACCESS CO-INVESTMENTS	189,840,538	210,088,242	28.50%

TOTAL CO-INVESTMENTS	297,416,593	326,361,187	44.28%

INVESTMENT FUNDS (a) - 48.10%

PRIMARY INVESTMENTS - 30.84%
Bridge Growth Partners (Parallel), L.P. (c) *	$ 623,135	$ 1,010,263	0.14%		2/23/2016
KKR Americas Fund XII L.P.	58,288,552	87,573,501	11.88%		3/31/2017
KKR Asian Fund III L.P.	49,688,440	72,833,578	9.88%		3/31/2017
KKR European Fund IV, L.P.	2,904,698	3,611,364	0.49%		12/17/2015
KKR European Fund V (USD) SCSp *	27,028,020	30,471,026	4.13%		11/5/2018
KKR Health Care Strategic Growth Fund L.P. *	12,406,370	16,200,653	2.20%		8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (b) *	4,900,012	6,372,242	0.86%		7/11/2019
L Catterton Asia 3 LP (c) *	2,045,247	1,502,607	0.20%		12/4/2018
Oak Hill Capital Partners IV, L.P. (c) *	583,582	807,455	0.11%		3/31/2017
Providence Strategic Growth Europe L.P. (b,c) *	1,145,324	1,528,349	0.21%		11/11/2019
RB Equity Fund II-A, L.P. (c) *	955,851	1,610,786	0.22%		12/3/2018
The Resolute Fund IV, L.P. (c)	763,632	2,287,178	0.31%		9/28/2018
Warburg Pincus (Callisto) Global Growth (Cayman) 14, L.P. (c)*	347,489	424,209	0.06%		8/25/2023
Warburg Pincus Global Growth 14 (E&P)-1, L.P. (c) *	92,016	98,758	0.01%		8/25/2023
Warburg Pincus Global Growth 14, L.P. (c)	1,067,939	1,010,366	0.14%		8/25/2023
TOTAL PRIMARY INVESTMENTS	162,840,307	227,342,335	30.84%

SECONDARY INVESTMENTS - 17.26%
AEA EXC CF L.P. (c) *	$ 4,644,011	$ 4,885,214	0.67%		8/11/2022
Artisan Partners Asset Management, Inc. TRA (c,d)	2,506,703	3,051,089	0.41%		10/12/2018
Bain Capital Empire Holdings, L.P. (c) *	4,377,605	5,145,921	0.70%		10/28/2022
Charles River Partnership XIII, L.P. (c) *	29,180	213,854	0.03%		6/29/2018
Eurazeo Capital IV A SCSp (c) *	2,411,794	3,185,227	0.43%		1/28/2019
Eurazeo Capital IV D SCSp (c) *	923,029	525,014	0.07%		1/28/2019
Foundation Capital V, L.P. (c) *	3,410	191,954	0.03%		6/29/2018
Foundation Capital VI, L.P. (c) *	161,147	270,982	0.04%		6/29/2018
Foundation Capital VII, L.P. (c) *	517,245	739,625	0.10%		6/29/2018
Foundation Capital VIII, L.P. (c)*	717,206	2,188,577	0.30%		6/29/2018
GA Continuity Fund I, L.P. *	4,073,944	5,385,999	0.73%		6/22/2021
Icon Partners V, L.P. (c)	4,490,808	5,232,294	0.71%		12/22/2021
KKR 2006 Fund L.P.	8,695,589	-	0.00%	**	12/31/2015
KKR 2006 Fund (Overseas) L.P.	7,718,334	28,766	0.00%	**	12/31/2015
KKR Asian Fund L.P. *	1,757,641	(391,858)	-0.05%		12/29/2016

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

		Cost	Fair Value	% of Net Assets		Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 17.26%
KKR Asian Fund (Ireland III MIT) I L.P. *		$ 1,088,708	$ 249,125	0.03%		12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. (c)		3,326,593	1,581,523	0.21%		9/30/2017
KKR China Growth Fund, L.P.		8,312,193	1,729,948	0.23%		6/29/2018
KKR European Fund III, L.P. *		1,623,115	884,303	0.12%		12/31/2015
KKR Gaudi Investors L.P. *		8,626,190	11,178,198	1.52%		5/4/2017
KKR Indigo Equity Partners A L.P. (b) *		15,325,118	15,198,192	2.06%		6/8/2022
KKR Lending Partners II L.P. (b)		1,499,997	637,246	0.09%		3/31/2017
KKR North America Fund XI L.P. (b)		14,733,059	8,580,544	1.16%		10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *		1,158,120	101,957	0.01%		10/29/2015
KKR Real Estate Partners Americas II L.P.		13,906,881	8,566,603	1.16%		5/31/2018
L Catterton VIII Offshore, L.P. (b,c)		2,861,218	2,626,553	0.36%		9/27/2019
Lime Rock Partners IV AF, L.P.		4,836,789	11,867,814	1.61%		6/21/2018
Menlo Ventures IX LP *		38,532	-	0.00%	**	12/31/2017
Menlo Ventures X LP *		2,493,985	92,071	0.01%		12/31/2017
Menlo Ventures XI LP *		4,992,812	1,152,959	0.16%		12/31/2017
Orchid Asia III, L.P. (c)		772,348	-	0.00%	**	8/15/2016
Pegasus WSJLL Fund, L.P. (c) *		5,190,052	6,329,826	0.86%		12/14/2021
Pueblo Co-Invest-A LP (c)		3,092,884	6,193,506	0.84%		6/25/2019
RB Equity Fund I-A LP (c) *		3,488,714	9,583,487	1.30%		12/31/2018
The Resolute Fund II Continuation Fund, L.P. (c)		1,565,151	2,499,225	0.34%		8/31/2018
Warburg Pincus XI (Asia), L.P. (c) *		5,995,834	4,454,710	0.60%		9/30/2017
WP DVT, L.P. (c) *		2,086,000	2,472,466	0.34%		3/11/2022
Yorktown Energy Partners IX, L.P. (b)		286,267	182,986	0.02%		9/30/2018
Yorktown Energy Partners VIII, L.P. (b)		499,983	140,836	0.02%		9/30/2018
Yorktown Energy Partners X, L.P. (b)		446,656	287,410	0.04%		9/30/2018
TOTAL SECONDARY INVESTMENTS		151,274,845	127,244,146	17.26%

TOTAL INVESTMENT FUNDS		$ 314,115,152	$ 354,586,481	48.10%

EQUITY INVESTMENTS - 0.39%
PREFERRED STOCKS (a) - 0.39%
FINANCIAL - 0.27%
New York Digital Investment Group, LLC (b) *		2,000,000	2,000,000	0.27%		2/25/2022

INFORMATION TECHNOLOGY - 0.12%
InvestX DSF Holdings XXIII LLC *		2,081,170	877,045	0.12%		2/16/2022

TOTAL PREFERRED STOCKS		$ 4,081,170	$ 2,877,045	0.39%

TOTAL INVESTMENT INTERESTS		$ 615,612,915	$ 683,824,713	92.77%

SHORT-TERM INVESTMENT - 7.59%	Principal
MONEY MARKET FUND - 7.59%	Amount
Fidelity Treasury Portfolio - Class I 5.22%^^ (b)	$ 55,921,800	55,921,800	55,921,800	7.59%		8/24/2022
TOTAL SHORT-TERM INVESTMENTS		$ 55,921,800	$ 55,921,800	7.59%

TOTAL INVESTMENTS - 100.36% (Cost - $ 671,358,587 ) (f)			$ 739,746,513
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.36%)			(2,656,907)
NET ASSETS - 100.00%			$ 737,089,606

* Non-income producing.
** Rounds to less than 0.005%
^^ Yield disclosed is the seven day effective yield as of December 31, 2023.
(a) Securities restricted to resale represents $683,824,713 or 92.77% of net assets.
(b) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(d) Artisan Partners Asset Management TRA - A tax receivable agreement (“TRA”) with Artisan Partners Asset Management (NYSE: APAM) was acquired from a private equity fund in a secondary transaction
(e) Please see supplemental schedule for breakout of Direct Access Co-Investment vehicles.
(f) The fair value of total investments consists of the following regions (excluding short-term investments):

	Cost	Fair Value	% of Net Assets
Syndicated Co-Investments	$ 107,576,055	$ 116,272,945	15.78%
Direct Access Co-Investments	189,840,538	210,088,242	28.50%
Primary Investments	162,840,307	227,342,335	30.84%
Secondary Investments	151,274,845	127,244,146	17.26%
Equity Investments	4,081,170	2,877,045	0.39%
Total Investments	615,612,915	683,824,713	92.77%

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Direct Access Co-Investments are sourced from arrangements in which the Fund has the opportunity to invest in a Core Independent Manager's buyout and growth equity investments globally on a deal-by-deal basis. The following schedule represents the individual positions held within the Direct Access Co-Investment vehicles.
	Cost	Fair Value	% of Net Assets
DIRECT ACCESS CO-INVESTMENTS
KKR Prosvasi 2022 L.P.
Project Accelerate	$ 1,023,971	$ 1,023,971	0.14%
Project Allium	2,700,744	2,700,744	0.37%
Project Constellation	8,825,700	10,755,424	1.46%
Project Fidelio	1,423,500	1,423,500	0.19%
Project Frontmatec	8,066,500	8,066,500	1.09%
Project Insight	711,750	711,750	0.10%
Project Melwood	5,124,600	6,068,539	0.82%
Project Merseyside Banyan	10,913,500	13,096,200	1.78%
Project Portland	190,139	190,139	0.02%
Project Prudhoe	1,423,500	1,423,500	0.19%
Project Prune	728,832	801,715	0.11%
Project Pursuit	2,372,500	2,372,500	0.32%
Project Sahara	2,372,500	2,372,500	0.32%
Project Spy	3,321,500	3,985,800	0.54%
Other Assets & Liabilities		(697,822)	-0.09%
Total KKR Prosvasi 2022 L.P.	49,199,236	54,294,960	7.36%

KKR Prosvasi 2022 AIV L.P.
Project Proof	4,745,000	4,745,000	0.64%
Project Sandsfoot	1,423,500	1,423,500	0.19%
Other Assets & Liabilities		5,870	0.00%
Total KKR Prosvasi 2022 AIV L.P.	6,168,500	6,174,370	0.83%

TOTAL KKR DIRECT ACCESS	55,367,736	60,469,330	8.19%

Warburg Pincus Prosvasi 2023 L.P.
Project Belvoir	8,082,094	7,800,251	1.06%
Project Bolton	2,308,380	2,314,987	0.31%
Project Camber	569,577	494,653	0.07%
Project Chartley	498,457	534,452	0.07%
Project Eastnor	1,082,967	1,569,243	0.21%
Project Edlingham	5,832,601	7,129,824	0.97%
Project Etal	3,122,480	3,942,440	0.53%
Project Eynsford	4,120,660	4,056,970	0.55%
Project Farnham	1,397,248	2,251,523	0.31%
Project Kenilworth	4,170,186	4,692,379	0.64%
Project Lincoln	979,081	979,081	0.13%
Project New Keep	2,876,858	2,876,858	0.39%
Project Penrith	4,730,780	5,153,771	0.70%
Project Sherborne	8,524,714	8,001,485	1.09%
Project Tattershall	2,360,959	3,601,869	0.49%
Project Upnor	1,843,669	1,800,536	0.24%
Cash & Other Assets	3,418,670	2,174,380	0.30%
Total Warburg Pincus Prosvasi 2023 L.P.	55,919,381	59,374,702	8.06%

Warburg Pincus Prosvasi 2023 (Cayman) L.P.
Project Bamburgh	621,092	1,125,762	0.15%
Project Belsay	560,092	657,718	0.09%
Project Croft	57,134	48,803	0.01%
Project Leeds	1,917,583	1,917,583	0.26%
Project Lewes	394,024	394,024	0.05%
Project Middleham	994,605	971,112	0.13%
Project Newark	8,195,371	8,550,103	1.16%
Project Okehampton	2,658,228	3,982,852	0.54%
Project Orford	837,417	1,182,618	0.16%
Project Scotney	658,281	879,004	0.12%
Project Skipsea	404,171	690,240	0.10%
Project Walden	1,933,960	1,792,798	0.24%
Cash & Other Assets	1,579,053	1,148,018	0.16%
Total Warburg Pincus Prosvasi 2023 (Cayman) L.P.	20,811,011	23,340,634	3.17%

Warburg Pincus Prosvasi 2023 (E&P) L.P.
Project Norham	2,367,967	2,659,754	0.36%
Project Walmer	1,036,876	1,284,896	0.17%
Cash & Other Assets	342,545	98,075	0.02%
Total Warburg Pincus Prosvasi 2023 (E&P) L.P.	3,747,388	4,042,725	0.55%

TOTAL WARBURG PINCUS DIRECT ACCESS	80,477,780	86,758,061	11.78%

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

	Cost	Fair Value	% of Net Assets

Vista Prosvasi 2023, L.P.
Project Disco	$ 15,000,000	$ 17,100,000	2.32%
Project Highwater	15,000,000	21,750,000	2.95%
Project Orange	15,000,000	18,750,000	2.54%
Project Recon	1,898,000	2,676,180	0.36%
Project Zipper	5,399,978	5,338,125	0.72%
Other Assets & Liabilities	1,697,044	(2,753,454)	-0.37%
TOTAL VISTA DIRECT ACCESS	53,995,022	62,860,851	8.52%

TOTAL DIRECT ACCESS CO-INVESTMENTS	189,840,538	210,088,242	28.49%